Business Combinations - Adjustments to Initial Purchase Price Allocations (Details) - Reliva, LLC (“Reliva”) $ in Thousands	May 28, 2020 CAD ($)
Provisional allocation at acquisition
Consideration payable	$ 53,068
Goodwill	38,178
Adjustments
Consideration payable	(550)
Goodwill	(550)
Final
Total consideration paid	52,518
Goodwill	$ 37,628